UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end December 31

Date of reporting period: January 1, 2024 – December 31, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Lisanti Small Cap Growth Fund

ASCGX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Lisanti Small Cap Growth Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://lisantismallcap.com/investing-in-the-fund. You can also request this information by contacting us at (800) 441-7031.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lisanti Small Cap Growth Fund	$154	1.35%

Total Return Based on a $10,000 Investment

Date	Lisanti Small Cap Growth Fund	Russell 2000® Index	Russell 2000 Growth Index
12/31/14	$10,000	$10,000	$10,000
03/31/15	$10,561	$10,432	$10,663
06/30/15	$11,324	$10,475	$10,874
09/30/15	$10,192	$9,227	$9,453
12/31/15	$9,982	$9,559	$9,862
03/31/16	$9,105	$9,413	$9,400
06/30/16	$9,189	$9,770	$9,705
09/30/16	$10,229	$10,654	$10,600
12/31/16	$10,713	$11,595	$10,978
03/31/17	$11,331	$11,881	$11,565
06/30/17	$12,085	$12,174	$12,073
09/30/17	$12,834	$12,864	$12,823
12/31/17	$13,689	$13,294	$13,411
03/31/18	$14,155	$13,283	$13,720
06/30/18	$15,545	$14,312	$14,712
09/30/18	$17,416	$14,824	$15,525
12/31/18	$13,430	$11,830	$12,163
03/31/19	$15,788	$13,555	$14,248
06/30/19	$16,774	$13,839	$14,640
09/30/19	$15,765	$13,507	$14,029
12/31/19	$16,871	$14,849	$15,628
03/31/20	$13,165	$10,303	$11,601
06/30/20	$18,290	$12,922	$15,149
09/30/20	$20,120	$13,559	$16,234
12/31/20	$25,788	$17,813	$21,040
03/31/21	$27,221	$20,075	$22,066
06/30/21	$28,478	$20,937	$22,930
09/30/21	$27,712	$20,024	$21,634
12/31/21	$28,543	$20,453	$21,636
03/31/22	$24,430	$18,914	$18,904
06/30/22	$18,226	$15,661	$15,264
09/30/22	$18,303	$15,319	$15,301
12/31/22	$17,875	$16,273	$15,933
03/31/23	$18,733	$16,718	$16,901
06/30/23	$19,263	$17,589	$18,093
09/30/23	$17,142	$16,687	$16,769
12/31/23	$18,654	$19,028	$18,906
03/31/24	$21,204	$20,013	$20,340
06/30/24	$21,825	$19,357	$19,746
09/30/24	$23,032	$21,152	$21,407
12/31/24	$23,822	$21,223	$21,772

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective May 1, 2024, the Fund changed its primary benchmark from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely aligns with the Fund’s investment strategies and investment restrictions.

How did the Fund perform in the last year?

Performance of the Fund in 2024 was driven by individual stock selection. The Fund’s investment process focuses on companies that have individual, idiosyncratic drivers of growth and are showing or on the path to show strong operating leverage. This focus was the main driver of performance. At the sector level, the Information Technology, Consumer Discretionary and Industrials sectors contributed to the Fund’s performance; the Fund was overweight all three sectors, which also was a positive contributor to performance. The Financials and Communications Services sectors detracted from performance. The Financials sector underperformed because the Fund was underweight banks, and Communications Services sector underperformed due to stock selection. Our top three contributors were Super Micro Computer, Inc; Q2 Holdings, Inc., and FTAI Aviation LTD; our bottom three detractors were Harmonic Inc., Magnite, Inc., and Apellis Pharmaceuticals, Inc.

During the year ended December 31, 2024, the Fund’s use of current investment strategies did not cause the Fund’s performance to deviate materially from the manager’s expectations.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Lisanti Small Cap Growth Fund	27.71%	7.14%	9.07%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

Fund Statistics

Total Net Assets	$27,641,429
# of Portfolio Holdings	89
Portfolio Turnover Rate	223%
Investment Advisory Fees (Net of fees waived)	$60,281

Sector Weightings

(% total investments)*

Value	Value
Industrials	28.0%
Information Technology	25.7%
Health-Care	17.7%
Consumer Discretionary	16.9%
Financials	5.9%
Consumer Staples	3.2%
Communication Services	1.5%
Materials	1.1%

* excluding cash equivalents

Top Ten Holdings

(% total  investments)*

Q2 Holdings, Inc.	2.54%
Astera Labs, Inc.	2.51%
Construction Partners, Inc., Class A	2.47%
Xometry, Inc., Class A	2.24%
RH	2.01%
Freshpet, Inc.	1.87%
Comfort Systems USA, Inc.	1.86%
Warby Parker, Inc.	1.83%
Boot Barn Holdings, Inc.	1.79%
Kornit Digital, Ltd.	1.72%

* excluding cash equivalents

Asset Class Weightings

(% total investments)

Value	Value
Common Stock	98.2%
Money Market Fund	1.8%

Lisanti Small Cap Growth Fund

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://lisantismallcap.com/investing-in-the-fund or scan the QR code.

228A-ASCGX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,200 in 2023 and $15,200 in 2024.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2023 and $0 in 2024.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,200 in 2023 and $3,300 in 2024. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2023 and $0 in 2024. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Lisanti Small
Cap Growth Fund
Annual Financials and Other
Information
December 31, 2024

TABLE OF CONTENTS
Schedule of Investments 1
Statement of Assets and Liabilities 3
Statement of Operations 4
Statements of Change in Net Assets 5
Financial Highlights 6
Notes to Financial Statements 7
Report of Independent Registered Public Accounting Firm 13
Other Information (Unaudited) 15

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2024

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 98.4%
Communication Services - 1.5%
14,330 Magnite, Inc.
(a)
$ 228,133
7,480 QuinStreet, Inc.
(a)
172,564
400,697
Consumer Discretionary - 16.7%
1,540 Abercrombie & Fitch Co.
(a)
230,184
3,200 Boot Barn Holdings, Inc.
(a)
485,824
630 Duolingo, Inc.
(a)
204,265
2,795 Modine Manufacturing Co.
(a)
324,024
14,650 Newell Brands, Inc. 145,914
3,490 Ollie's Bargain Outlet Holdings,
Inc.
(a)
382,958
4,365 Planet Fitness, Inc., Class A
(a)
431,567
7,270 Revolve Group, Inc.
(a)
243,472
1,390 RH
(a)
547,090
2,190 Shake Shack, Inc., Class A
(a)
284,262
4,850 Sweetgreen, Inc., Class A
(a)
155,491
2,185 Texas Roadhouse, Inc. 394,240
20,615 Warby Parker, Inc.
(a)
499,089
12,620 Wolverine World Wide, Inc. 280,164
4,608,544
Consumer Staples - 3.1%
2,830 elf Beauty, Inc.
(a)
355,307
3,440 Freshpet, Inc.
(a)
509,498
864,805
Financials - 5.8%
1,025 Evercore, Inc., Class A 284,120
5,615 NBT Bancorp, Inc. 268,172
820 Piper Sandler Cos. 245,959
18,225 Remitly Global, Inc.
(a)
411,338
2,855 Skyward Specialty Insurance
Group, Inc.
(a)
144,292
2,660 The Bancorp, Inc.
(a)
139,996
1,330 Western Alliance Bancorp. 111,108
1,604,985
Health-Care - 17.4%
9,600 ADMA Biologics, Inc.
(a)
164,640
2,285 ANI Pharmaceuticals, Inc.
(a)
126,315
25,895 BrightSpring Health Services, Inc.
(a)
440,992
3,960 Castle Biosciences, Inc.
(a)
105,534
6,610 Corcept Therapeutics, Inc.
(a)
333,078
5,360 Crinetics Pharmaceuticals, Inc.
(a)
274,057
4,905 Dyne Therapeutics, Inc.
(a)
115,562
5,790 GeneDx Holdings Corp.
(a)
445,019
2,050 Glaukos Corp.
(a)
307,377
5,055 Inari Medical, Inc.
(a)
258,058
4,730 Intra-Cellular Therapies, Inc.
(a)
395,050
2,470 Ligand Pharmaceuticals, Inc.
(a)
264,660
Shares Security Description Value
Health-Care - 17.4% (continued)
4,405 PROCEPT BioRobotics Corp.
(a)
$ 354,691
3,860 RadNet, Inc.
(a)
269,582
7,745 Tandem Diabetes Care, Inc.
(a)
278,975
8,275 Tarsus Pharmaceuticals, Inc.
(a)
458,187
2,155 Vericel Corp.
(a)
118,331
2,710 Viking Therapeutics, Inc.
(a)
109,050
4,819,158
Industrials - 27.6%
1,105 AAON, Inc. 130,036
620 Applied Industrial Technologies,
Inc. 148,471
2,035 Chart Industries, Inc.
(a)
388,359
1,155 Clean Harbors, Inc.
(a)
265,812
1,190 Comfort Systems USA, Inc. 504,631
7,610 Construction Partners, Inc.,
Class A
(a)
673,181
1,640 Dycom Industries, Inc.
(a)
285,458
3,280 Federal Signal Corp. 303,039
2,919 Fluor Corp.
(a)
143,965
1,080 FTAI Aviation, Ltd. 155,563
3,085 JBT Marel Corp. 392,104
5,100 Knight-Swift Transportation
Holdings, Inc. 270,504
15,085 Kornit Digital, Ltd.
(a)
466,881
13,015 Kratos Defense & Security
Solutions, Inc.
(a)
343,336
3,305 Loar Holdings, Inc.
(a)
244,273
3,040 MasTec, Inc.
(a)
413,866
595 Saia, Inc.
(a)
271,159
4,455 Standardaero, Inc.
(a)
110,306
1,790 Sterling Infrastructure, Inc.
(a)
301,526
3,735 Tecnoglass, Inc. 296,260
5,580 The AZEK Co., Inc.
(a)
264,883
5,305 UL Solutions, Inc., Class A 264,613
4,000 VSE Corp. 380,400
14,280 Xometry, Inc., Class A
(a)
609,185
7,627,811
Information Technology - 25.2%
1,055 Agilysys, Inc.
(a)
138,954
10,625 Alkami Technology, Inc.
(a)
389,725
5,145 Astera Labs, Inc.
(a)
681,455
11,260 AvePoint, Inc.
(a)
185,903
2,740 Commvault Systems, Inc.
(a)
413,493
9,795 Confluent, Inc., Class A
(a)
273,868
5,550 Credo Technology Group Holding,
Ltd.
(a)
373,016
23,415 Extreme Networks, Inc.
(a)
391,967
12,085 Freshworks, Inc.
(a)
195,414

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2024

See Notes to Financial Statements.
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Information Technology - 25.2% (continued)
845 Guidewire Software, Inc.
(a)
$ 142,450
990 Impinj, Inc.
(a)
143,807
1,265 Itron, Inc.
(a)
137,354
8,615 Klaviyo, Inc., Class A
(a)
355,283
5,385 Lumentum Holdings, Inc.
(a)
452,071
2,140 MACOM Technology Solutions
Holdings, Inc.
(a)
278,007
6,340 PAR Technology Corp.
(a)
460,728
6,850 Q2 Holdings, Inc.
(a)
689,453
7,210 Semtech Corp.
(a)
445,939
2,080 SiTime Corp.
(a)
446,222
21,325 Zeta Global Holdings Corp.,
Class A
(a)
383,637
6,978,746
Materials - 1.1%
1,730 Carpenter Technology Corp. 293,598
Total Common Stock (Cost $22,825,171) 27,198,344
Shares Security Description Value
Money Market Fund - 1.8%
495,824 First American Treasury
Obligations Fund,
Class X, 4.37%
(b)
(Cost $495,824) 495,824
Investments, at value - 100.2% (Cost
$23,320,995) $ 27,694,168
Other Assets & Liabilities, Net - (0.2)% (52,739)
Net Assets - 100.0% $ 27,641,429
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December
31, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 27,694,168
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 27,694,168
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communication Services 1.5%
Consumer Discretionary 16.6%
Consumer Staples 3.1%
Financials 5.8%
Health-Care 17.4%
Industrials 27.5%
Information Technology 25.2%
Materials 1.1%
Money Market Fund 1.8%
100.0%

Lisanti Small Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $23,320,995) $ 27,694,168
Receivables:
Fund shares sold 14,893
Dividends 2,416
Prepaid expenses 13,737
Total Assets
27,725,214
LIABILITIES
Payables:
Fund shares redeemed 17,023
Accrued Liabilities:
Investment adviser fees 10,909
Fund services fees 8,140
Other expenses 47,713
Total Liabilities
83,785
NET ASSETS
$ 27,641,429
COMPONENTS OF NET ASSETS
Paid-in capital $ 47,137,587
Accumulated loss (19,496,158)
NET ASSETS
$ 27,641,429
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,309,147
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 21.11

Lisanti Small Cap Growth Fund
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,066) $ 87,649
Total Investment Income
87,649
EXPENSES
Investment adviser fees 259,054
Fund services fees 207,713
Shareholder service fees 54,538
Custodian fees 7,435
Registration fees 22,879
Professional fees 48,916
Trustees' fees and expenses 7,694
Other expenses 68,620
Total Expenses 676,849
Fees waived
(309,591)
Net Expenses
367,258
NET INVESTMENT LOSS
(279,609)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 6,783,097
Net change in unrealized appreciation (depreciation) on investments
118,175
NET REALIZED AND UNREALIZED GAIN
6,901,272
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 6,621,663

Lisanti Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended December 31,
2024 2023
OPERATIONS
Net investment loss $ (279,609) $ (564,747)
Net realized gain 6,783,097 978,903
Net change in unrealized appreciation (depreciation) 118,175 986,988
Increase in Net Assets Resulting from Operations
6,621,663 1,401,144
CAPITAL SHARE TRANSACTIONS
Sale of shares 5,587,412 12,474,244
Redemption of shares
(15,399,659) (43,517,859)
Decrease in Net Assets from Capital Share Transactions
(9,812,247) (31,043,615)
Decrease in Net Assets
(3,190,584) (29,642,471)
NET ASSETS
Beginning of Year
30,832,013 60,474,484
End of Year
$ 27,641,429 $ 30,832,013
SHARE TRANSACTIONS
Sale of shares 288,225 774,563
Redemption of shares
(843,774) (2,728,467)
Decrease in Shares
(555,549) (1,953,904)

Lisanti Small Cap Growth Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended December 31,
2024 2023 2022 2021 2020
NET ASSET VALUE, Beginning of Year
$ 16.53 $ 15.84 $ 25.95 $ 30.96 $ 21.76
INVESTMENT OPERATIONS
Net investment loss (a) (0.20) (0.17) (0.17) (0.38) (0.28)
Net realized and unrealized gain
(loss)
4.78 0.86 (9.51) 3.32 11.66
Total from Investment Operations
4.58 0.69 (9.68) 2.94 11.38
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – (0.43) (7.95) (2.18)
Total Distributions to Shareholders
– – (0.43) (7.95) (2.18)
REDEMPTION FEES(a)
– – 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 21.11 $ 16.53 $ 15.84 $ 25.95 $ 30.96
TOTAL RETURN
27.71% 4.36% (37.37)% 10.69% 52.85%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 27,641 $ 30,832 $ 60,474 $ 105,111 $ 82,925
Ratios to Average Net Assets:
Net investment loss (1.03)% (1.05)% (0.91)% (1.14)% (1.17)%
Net expenses 1.35% 1.35% 1.35% 1.35% 1.35%
Gross expenses (c) 2.48% 1.88% 1.67% 1.61% 1.78%
PORTFOLIO TURNOVER RATE 223% 475% 347% 264% 314%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

Note 1. Organization
The Lisanti Small Cap Growth Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on February 27, 2004. The Fund seeks maximum capital appreciation.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The
Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each
Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”)
has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the
Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value.
Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various
“inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2024, for the Fund’s investments is included in the
Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed. As of December 31, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – Lisanti Capital Growth, LLC (the “Adviser”) is the investment adviser to the Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

Shareholder Service Plan – The Trust has adopted a shareholder service plan for the Fund under which the
Fund may reimburse the Fund’s administrator for amounts paid by the administrator for providing shareholder service activities that are not otherwise provided by the transfer agent. The Fund’s administrator may make such payments to various financial institutions, including the Adviser, that provide shareholder servicing to their customers invested in the Fund in amounts of up to 0.25% annually of the average daily net assets of the Fund.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman).
The Audit Committee Chairman receives an additional $2,000 annually. Effective January 1, 2025, each
Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman), and the Audit Committee
Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the
Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35% through April 30, 2025. (“Expense Cap”) The Expense Cap may only be raised or eliminated with the consent of the Board. Other Fund service providers have agreed to waive a portion of their fees and such waivers may be changed or elimated with the approval of the Board. For the year ended December 31, 2024 , fees waived were as follows:

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2024, $678,863 is subject to recapture by the adviser. Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2024, totaled $60,164,291 and $70,721,557, respectively.
Note 6. Federal Income Tax
As of December 31, 2024 , the cost of investments for federal income tax purposes is $23,589,014 and the components of net unrealized appreciation consists of:
As of December 31, 2024, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, return of capital on equity securities and PFICs.
For the year ended December 31, 2024, the Fund had $23,879,658 in short term capital loss carry forwards that have no expiration date.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended December 31, 2024. The following reclassification was the result
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 198,773 $ 110,818 $ 309,591
Gross Unrealized Appreciation
$ 4,886,291
Gross Unrealized Depreciation
(781,137)
Net Unrealized Appreciation
$ 4,105,154
Undistributed Ordinary Income
$ 278,346
Capital and Other Losses
(23,879,658)
Net Unrealized Appreciation
4,105,154
Total
$ (19,496,158)

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

of prior year adjustments and has no impact on the net assets of the Fund.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Accumulated Loss $ 8,172
Paid-in-Capital (8,172)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Lisanti Small Cap Growth Fund
and the Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lisanti Small Cap Growth Fund (the “Fund”), a series of Forum Funds, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 24, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD
Philadelphia, Pennsylvania
February 18, 2025

Lisanti Small Cap Growth Fund
OTHER INFORMATION (UNAUDITED)
December 31, 2024

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of
Form N-CSR)
Investment Advisory Agreement Approval
At the September 20, 2024 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund. In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser and was assisted by the advice of independent Trustee counsel.
At the Meeting, the Board reviewed, among other matters: (i) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (ii) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (iii) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (iv) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (v) other benefits received by the Adviser from its relationship with the Fund. The Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from a senior representative of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser providing services to the Fund, as well as the

Lisanti Small Cap Growth Fund
OTHER INFORMATION (UNAUDITED)
December 31, 2024

investment philosophy and decision-making process of the Adviser and the capability and integrity of the
Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the
Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the
Board considered the performance of the Fund compared to relevant benchmark indices and compared to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to the Fund (“Peer Group”). The Board observed that the Fund outperformed each of the Russell 2000 Index and Russell 2000 Growth Index for the one- and 10-year periods ended June
30, 2024, and for the period since the Fund’s inception on February 27, 2004, and underperformed the benchmark indices for the three- and five-year periods ended June 30, 2024. The Board also observed that, based on the information provided by Strategic Insight, the Fund outperformed the average of the Strategic
Insight peer group for the one- and 10-year periods ended June 30, 2024, and underperformed the average of the Strategic Insight peer group for the three- and five-year periods ended June 30, 2024.
The Board noted the Adviser’s representation that the Fund’s relative outperformance over the one-year period was attributable to stock selection and, in particular, a focus on companies with internal drivers of growth and companies with strong earnings growth and operating leverage. The Board noted the Adviser’s representation that the Fund’s relative underperformance over the three- and five-year periods was primarily a function of the significant valuation compression that occurred in 2022, as the Fund generally focuses on companies that have growth rates on the higher end of the Russell 2000 Growth Index, and thus would be impacted more by the Federal Reserve’s aggressive rate hikes, as well as the underperformance of technology and healthcare companies in the Fund’s portfolio in 2023. The Board also noted the Adviser’s representation that, although the Strategic Insight peer group includes an array of funds that are classified as small cap growth funds, most employ investment strategies that differ from the investment strategy that the Fund employs because the Fund tends to have a slightly lower market capitalization range and slightly higher growth rate profile than those of the peers, which could result in the type of performance disparity over longer time periods identified in the Strategic Insight report. Based on the foregoing and other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.

Lisanti Small Cap Growth Fund
OTHER INFORMATION (UNAUDITED)
December 31, 2024

Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the net advisory fee rate and total expense ratio of the Fund compared to its
Peer Group. The Board observed that, although the Adviser’s advisory fee rate and the Fund’s total expense ratio were each higher than the median of the funds in the Peer Group, the Adviser believed each to be within a reasonable range of the Peer Group median. In addition, the Board noted that the Adviser had contractually agreed to waive its fees or reimburse Fund expenses to the extent necessary to keep the total expenses of the Fund (subject to certain exceptions) at or below 1.35%. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the information provided by the Adviser regarding the costs and profitability of its Fund activities. The
Board noted the Adviser’s representation that, although the Adviser did not maintain separately identifiable profit and loss information for the Fund relative to its other advisory businesses, the Adviser believed that its profit margin from the Fund was reasonable considering the services provided and that the Fund required significantly more attention and resources than other accounts managed by the Adviser due to the regulatory requirements associated with investment companies registered under the Investment Company Act of 1940.
The Board also noted the Adviser’s representation that the Adviser was subsidizing the Fund’s operations by forgoing a portion of its advisory fee in accordance with the contractual expense cap. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board also considered the
Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s current asset level and the research-intensive nature of the Fund’s investment strategy, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information, and in light of the size of the Fund and the recent decline in the Fund’s assets, the
Board concluded that any existing economies of scale were addressed in the Fund’s expense cap structure and that the information presented was consistent with the renewal of the Advisory Agreement at current fee levels.

Lisanti Small Cap Growth Fund
OTHER INFORMATION (UNAUDITED)
December 31, 2024

Other Benefits
The Board noted the Adviser’s representation that it would be receiving a benefit arising from the use of soft dollars in connection with Fund trades for the acquisition of research that would benefit not only the Fund, but potentially other clients of the Adviser. The Board concluded that the other benefits received were not a material factor in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Lisanti Small Cap Growth Fund
P.O. Box 588
Portland, ME 04112
(800) 441-7031
www.lisantismallcap.com
Investment Adviser
Lisanti Capital Growth, LLC
777 Third Avenue, 14th Floor
New York, NY 10017
This report is submitted for the general
information of the shareholders of the
Fund. It is not authorized for distribution
to prospective investors unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
risks, objectives, fees and expenses, experience
of its management and other information.
228 - ANR - 1224

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 12, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 12, 2025